Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
January 31, 2023

Dates Covered
Collections Period	01/01/23 - 01/31/23
Interest Accrual Period	01/17/23 - 02/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/22	605,353,835.14	29,848
Yield Supplement Overcollateralization Amount 12/31/22	19,255,339.02	0
Receivables Balance 12/31/22	624,609,174.16	29,848
Principal Payments	21,252,428.89	498
Defaulted Receivables	715,083.95	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/23	18,264,174.73	0
Pool Balance at 01/31/23	584,377,486.59	29,317

Pool Statistics	$ Amount	# of Accounts
Pool Factor	62.50%
Prepayment ABS Speed	1.34%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	7,276,245.17	289
Past Due 61-90 days	2,146,654.75	86
Past Due 91-120 days	266,992.59	16
Past Due 121+ days	0.00	0
Total	9,689,892.51	391

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.61%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	609,298.07
Aggregate Net Losses/(Gains) - January 2023	105,785.88
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.20%
Prior Net Losses/(Gains) Ratio	0.64%
Second Prior Net Losses/(Gains) Ratio	0.71%
Third Prior Net Losses/(Gains) Ratio	0.80%
Four Month Average	0.59%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.27%

Overcollateralization Target Amount	6,720,341.10
Actual Overcollateralization	6,720,341.10
Weighted Average Contract Rate	4.19%
Weighted Average Contract Rate, Yield Adjusted	5.88%
Weighted Average Remaining Term	51.02

Flow of Funds	$ Amount
Collections	24,092,597.50
Investment Earnings on Cash Accounts	11,014.79
Servicing Fee	(520,507.65)
Transfer to Collection Account	-
Available Funds	23,583,104.64

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	712,826.17
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	84,779.45
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,930,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,720,341.10
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,053,300.42

Total Distributions of Available Funds	23,583,104.64

Servicing Fee	520,507.65
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 01/17/23	598,392,266.04
Principal Paid	20,735,120.55
Note Balance @ 02/15/23	577,657,145.49

Class A-1
Note Balance @ 01/17/23	0.00
Principal Paid	0.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-2
Note Balance @ 01/17/23	171,662,266.04
Principal Paid	20,735,120.55
Note Balance @ 02/15/23	150,927,145.49
Note Factor @ 02/15/23	49.3580828%

Class A-3
Note Balance @ 01/17/23	305,780,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	305,780,000.00
Note Factor @ 02/15/23	100.0000000%

Class A-4
Note Balance @ 01/17/23	79,150,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	79,150,000.00
Note Factor @ 02/15/23	100.0000000%

Class B
Note Balance @ 01/17/23	27,870,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	27,870,000.00
Note Factor @ 02/15/23	100.0000000%

Class C
Note Balance @ 01/17/23	13,930,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	13,930,000.00
Note Factor @ 02/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	794,683.67
Total Principal Paid	20,735,120.55
Total Paid	21,529,804.22

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	164,509.67
Principal Paid	20,735,120.55
Total Paid to A-2 Holders	20,899,630.22

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	0.00
Total Paid to A-3 Holders	422,995.67

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8577173
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.3798130
Total Distribution Amount	23.2375303

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.5380001
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	67.8105846
Total A-2 Distribution Amount	68.3485847

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3833333

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	4.09
Noteholders' Third Priority Principal Distributable Amount	671.81
Noteholders' Principal Distributable Amount	324.10

Account Balances	$ Amount
Reserve Account
Balance as of 01/17/23	2,322,098.97
Investment Earnings	8,291.21
Investment Earnings Paid	(8,291.21)
Deposit/(Withdrawal)	-
Balance as of 02/15/23	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,828,642.21	$5,327,450.70	$5,586,258.47
Number of Extensions	133	190	192
Ratio of extensions to Beginning of Period Receivables Balance	0.61%	0.82%	0.83%